Cover	Aug. 12, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No:1
Document Period End Date	Aug. 12, 2021
Entity File Number	000-09047
Entity Registrant Name	OMNIQ CORP.
Entity Central Index Key	0000278165
Entity Tax Identification Number	20-3454263
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1865 West 2100 South
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84119
City Area Code	(714)
Local Phone Number	899-4800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable